Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 78,988	$ (51,369)	$ (109,028)
Other comprehensive income (loss), net of tax:
Foreign currency translation	(9,929)	(128,492)	(85,858)
Post-employment benefits:
Loss recognized in accumulated other comprehensive income (loss)	(310)	(213)	(544)
Reclassification of loss to consolidated statement of income (loss)	386	440	199
Post-employment benefits (expenses) (net of $39, $120 and $178 of deferred income taxes, respectively)	76	227	(345)
Cash flow hedges:
Net (loss) gains recognized in accumulated other comprehensive loss	(18,813)	20,487	5,158
Reclassification of net loss (gain) to consolidated statement of income (loss)	11,242	(14,209)	(2,792)
Cash flow hedges (net of $nil of income taxes)	(7,571)	6,278	2,366
Total other comprehensive loss	(17,424)	(121,987)	(83,837)
Comprehensive income (loss)	61,564	(173,356)	(192,865)
Less: Comprehensive income attributable to non-controlling interests	(140)	(73)	(200)
Comprehensive income (loss) attributable to Arcos Dorados Holdings Inc.	$ 61,424	$ (173,429)	$ (193,065)